Financial instruments - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 3,401,656	$ 3,587,095
Settlement of derivative financial instruments	6,992	3,903
Cash and cash equivalents, funds held for clients, short-term investments and long-term investments	2,312,741	2,457,248
Available credit facility	1,493,372	1,490,301
Trade receivables	938,417	$ 904,887
Settled cross-currency swap agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 145,500
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Senior U.S. unsecured notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 318,009
Senior U.S. unsecured notes | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	1,742,324
Hedges of net investments in European operations | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	1,741,252
At fair value | Settled cross-currency swap agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Settlement of derivative financial instruments	6,992
At fair value | Senior U.S. unsecured notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value adjustments relating to interest rate swaps designated as fair value hedges	$ 1,132